NET TRADING INCOME (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net trading income [line items]
Net trading (loss) income	$ (916,049)	$ 1,559,626	$ 922,281
Derivatives [member]
Disclosure of net trading income [line items]
Net (loss) income on financial derivatives	(2,438,841)	1,503,453	710,213
Other trading (loss) income	(142,291)	26,402	86,969
Net trading (loss) income	(2,581,132)	1,529,855	797,182
Trading securities [member]
Disclosure of net trading income [line items]
Fixed income (loss) securities	1,030,809	(60,797)	(135,465)
Equities	634,274	90,568	260,564
Net trading (loss) income	$ 1,665,083	$ 29,771	$ 125,099